Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

29.Subsequent events

In January 2024, Affimed initiated a strategic restructuring of its operations to focus on the Company’s three clinical stage development programs. As a result of the restructuring, the Group has initiated a reduction of its full-time equivalent headcount by approximately 50%. The Group has not yet completed the evaluation of the complete financial impact of the restructuring and the allocation of expenses to the remaining periods in 2024, but expects the one-time cash expenditure for termination payments (€1.6 million) to be offset by cost savings achieved from the restructuring due to reduced payroll, laboratory activities and related costs during 2024. The financial impact from the selling of lab devices is expected to be approximately €1.7 million (impairment loss). Financial impacts currently under review are aspects such as sub-letting certain rental space, selling/disposing of other laboratory equipment and the cancellation of vendor contracts.